Borrowings (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Current
Term bank loans (Refer note below)	₨ 1,533,435		₨ 935,333
Other working capital facilities (Refer note below)	3,295,986		2,258,750
Borrowings from others (Refer note below)	937,220		1,167,548
Current borrowings and current portion of non-current borrowings	5,766,641		4,361,631
Non current [abstract]
Term bank loans (Refer note below)	2,344,951		2,791,545
Borrowings from others (Refer note below)	1,297,637		949,560
Non-current portion of non-current borrowings	₨ 3,642,588	$ 49,556	₨ 3,741,106